Stock Option and bonus plans (Details) - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Stock Option And Bonus Plans Details
Number of Options	425,000	850,000	850,000
Exercised	(425,000)
Weighted Average Exercise Price	$ 1.50	$ 1.50	$ 1.50